REVENUE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer
REVENUE
Gold	$ 1,035,024	$ 330,929
Silver	22,857	12,989
Revenue	1,057,881	343,918
Revenue	$ 1,057,881	$ 343,918
Number of customer | customer	2	2
Percentage of revenue	78.00%	86.00%
Customer A
REVENUE
Revenue	$ 428,128	$ 139,981
Customer B
REVENUE
Revenue	399,537	156,147
Others
REVENUE
Revenue	$ 230,216	$ 47,790